Marketable Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Debt Securities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 49,551
Gross Unrealized Gain	6
Gross Unrealized Loss	(183)
Fair Value	49,374
U.S. corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	39,370
Gross Unrealized Gain	5
Gross Unrealized Loss	(154)
Fair Value	39,221
U.S. government securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	2,997
Gross Unrealized Gain	0
Gross Unrealized Loss	(1)
Fair Value	2,996
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	6,439
Gross Unrealized Gain	1
Gross Unrealized Loss	(22)
Fair Value	6,418
Other debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	745
Gross Unrealized Gain	0
Gross Unrealized Loss	(6)
Fair Value	$ 739